Allowance For Loan Losses	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Allowance For Loan Losses
ALLOWANCE FOR LOAN LOSSES

Management systematically monitors the loan portfolio and the appropriateness of the allowance for loan losses on a quarterly basis to provide for probable losses inherent in the portfolio.  Management assesses the risk in each loan type based on historical trends, the general economic environment of its local markets, individual loan performance and other relevant factors.

Individual credits in excess of $1 million are selected at least annually for detailed loan reviews, which are utilized by management to assess the risk in the portfolio and the appropriateness of the allowance.  Due to the nature of commercial lending, evaluation of the appropriateness of the allowance as it relates to these types of loan types is often based more upon specific credit reviews, with consideration given to the potential impairment of certain credits and historical loss rates, adjusted for economic conditions and other inherent risk factors.

The following summarizes the activity in the allowance for loan loss, by portfolio segment (in thousands).  The allocation of a portion of the allowance in one portfolio segment does not preclude its availability to absorb losses in other portfolio segments. The following also presents the balance in the allowance for loan loss disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans, by portfolio segment (in thousands).

	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2016
Allowance for loan loss
Beginning balance	$3,271	$6,985	$6,778	$1,463	$97	$657	$19,251
Charge-offs	(148)	(1,676)	(1,734)	(390)	(126)	(1,412)	(5,486)
Recoveries	14	487	187	—	118	764	1,570
Provision	1,069	614	1,449	344	(7)	763	4,232
Provision for acquired loans with deteriorated credit quality	—	163	—	—	—	—	163
Ending balance	$4,206	$6,573	$6,680	$1,417	$82	$772	$19,730

December 31, 2015
Allowance for loan loss
Beginning balance	$1,582	$8,845	$7,208	$1,495	$85	$859	$20,074
Charge-offs	(5,768)	(580)	(1,144)	(312)	(210)	(1,414)	(9,428)
Recoveries	74	366	199	—	186	792	1,617

Provision	7,383	(2,199)	515	280	36	420	6,435
Provision for acquired loans with deteriorated credit quality	—	553	—	—	—	—	553
Ending balance	$3,271	$6,985	$6,778	$1,463	$97	$657	$19,251

As of December 31, 2016
Allowance for loan loss
Evaluated for impairment:
Individually	$—	$665	$—	$—	$—	$—	$665
Collectively	4,200	5,788	6,589	1,417	82	772	18,848
Acquired with deteriorated credit quality	6	120	91	—	—	—	217
Total	$4,206	$6,573	$6,680	$1,417	$82	$772	$19,730

Loans
Evaluated for impairment:
Individually	$1,611	$5,970	$—	$—	$—	$—	$7,581
Collectively	183,741	1,216,050	1,448,830	141,965	32,545	5,071	3,028,202
Acquired with deteriorated credit quality	315	7,496	2,632	—	—	—	10,443
Total	$185,667	$1,229,516	$1,451,462	$141,965	$32,545	$5,071	$3,046,226

As of December 31, 2015
Allowance for loan loss
Evaluated for impairment:
Individually	$—	$—	$—	$—	$—	$—	$—
Collectively	3,267	6,173	6,765	1,463	97	657	18,422
Acquired with deteriorated credit quality	4	812	13	—	—	—	829
Total	$3,271	$6,985	$6,778	$1,463	$97	$657	$19,251

Loans
Evaluated for impairment:
Individually	$2,349	$6,133	$—	$—	$—	$—	$8,482
Collectively	162,662	1,109,327	1,381,064	147,036	35,997	3,361	2,839,447
Acquired with deteriorated credit quality	329	12,121	2,069	—	86	—	14,605
Total	$165,340	$1,127,581	$1,383,133	$147,036	$36,083	$3,361	$2,862,534

Credit Quality Indicators

All non-commercial loans are evaluated based on payment history.  All commercial loans within the portfolio are subject to internal risk grading. The Company’s internal risk ratings for commercial loans are:  Exceptional, Good, Acceptable, Pass/Watch, Special Mention, Substandard and Doubtful.  Each internal risk rating is defined in the loan policy using the following criteria:  balance sheet yields, ratios and leverage, cash flow spread and coverage, prior history, capability of management, market position/industry, potential impact of changing economic, legal, regulatory or environmental conditions, purpose structure, collateral support, and guarantor support.  Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company’s internal loan review process.  Based on an individual loan’s risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

The Company categorizes loans into risk categories based on relevant information regarding the customer’s debt service ability, capacity, overall collateral position along with other economic trends, and historical payment performance.  The risk grades for each credit are updated when the Company receives current financial information, the loan is reviewed by the Company’s internal loan review/credit administration departments, or the loan becomes delinquent or impaired.  The risk grades are updated a minimum of annually for loans rated exceptional, good, acceptable, or pass/watch.  Loans rated special mention, substandard or doubtful are reviewed at least quarterly.  The Company uses the following definitions for its risk ratings:

Risk Rating	Description
Pass Ratings:
(a) Exceptional
Loans classified as exceptional are secured with liquid collateral conforming to the internal loan policy.  Loans rated within this category pose minimal risk of loss to the bank and the risk grade within this pool of loans is generally updated on an annual basis.

(b) Good
Loans classified as good have similar characteristics that include a strong balance sheet, satisfactory debt service coverage ratios, strong management and/or guarantors, and little exposure to economic cycles.  Loans within this category are generally reviewed on an annual basis.  Loans in this category generally have a low chance of loss to the bank.

(c) Acceptable
Loans classified as acceptable have acceptable liquidity levels, adequate debt service coverage ratios, experienced management, and have average exposure to economic cycles.  Loans within this category generally have a low risk of loss to the bank.

(d) Pass/watch
Loans classified as pass/watch have erratic levels of leverage and/or liquidity, cash flow is volatile and the borrower is subject to moderate economic risk.  A borrower in this category poses a low to moderate risk of loss to the bank.

Special mention
Loans classified as special mention have a potential weakness(es) that deserves management's close attention.  The potential weakness could result in deterioration of the loan repayment or the bank's credit position at some future date.  A loan rated in this category poses a moderate loss risk to the bank.

Substandard
Loans classified as substandard reflect a customer with a well defined weakness that jeopardizes the liquidation of the debt.  Loans in this category have the possibility that the bank will sustain some loss if the deficiencies are not corrected and the bank's collateral value is weakened by the financial deterioration of the borrower.

Doubtful
Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristics that make collection of the full contract amount highly improbable.  Loans rated in this category are most likely to cause the bank to have a loss due to a collateral shortfall or a negative capital position.

The following table presents the Company's commercial loans by credit quality indicators, by class (in thousands):

	Commercial and industrial	Commercial real estate	Total
December 31, 2016
Pass	$176,823	$1,178,288	$1,355,111
Special mention	2,427	16,031	18,458
Substandard	6,417	35,197	41,614
Doubtful	—	—	—
Total	$185,667	$1,229,516	$1,415,183

December 31, 2015
Pass	$156,664	$1,070,506	$1,227,170
Special mention	4,099	20,942	25,041
Substandard	4,539	36,133	40,672
Doubtful	38	—	38
Total	$165,340	$1,127,581	$1,292,921

The following table presents the Company's non-commercial loans by payment performance, by class (in thousands):

	Performing	Non-Performing	Total
December 31, 2016
Residential real estate	$1,451,389	$73	$1,451,462
Home equity	141,934	31	141,965
Consumer	32,545	—	32,545
DDA overdrafts	5,071	—	5,071
Total	$1,630,939	$104	$1,631,043

December 31, 2015
Residential real estate	$1,379,797	$3,336	$1,383,133
Home equity	147,013	23	147,036
Consumer	36,049	34	36,083
DDA overdrafts	3,361	—	3,361
Total	$1,566,220	$3,393	$1,569,613

Aging Analysis of Accruing and Non-Accruing Loans

The following presents an aging analysis of the Company’s accruing and non-accruing loans, by class (in thousands). The purchased credit-impaired loan column represents the purchased credit-impaired loans that the Company acquired that are contractually past due, but are still performing in accordance with the Company's initial expectations.

	December 31, 2016
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,441,086	$5,364	$637	$73	$—	$4,302	$1,451,462
Home equity	141,192	423	219	31	—	100	141,965
Commercial and industrial	183,615	94	—	—	—	1,958	185,667
Commercial real estate	1,221,344	553	—	278	—	7,341	1,229,516
Consumer	32,506	38	1	—	—	—	32,545
DDA overdrafts	4,472	595	4	—	—	—	5,071
Total	$3,024,215	$7,067	$861	$382	$—	$13,701	$3,046,226

	December 31, 2015
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,373,604	$5,261	$932	$418	$—	$2,918	$1,383,133
Home equity	146,493	318	65	24	—	136	147,036
Commercial and industrial	162,435	141	—	19	—	2,745	165,340
Commercial real estate	1,114,953	762	211	—	506	11,149	1,127,581
Consumer	35,886	154	9	34	—	—	36,083
DDA overdrafts	3,048	310	3	—	—	—	3,361
Total	$2,836,419	$6,946	$1,220	$495	$506	$16,948	$2,862,534

The following presents the Company’s impaired loans, by class (in thousands):

	December 31, 2016			December 31, 2015
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,611	$3,775	$—	$2,349	$7,547	$—
Commercial real estate	3,138	4,963	—	6,133	9,502	—
Total	$4,749	$8,738	$—	$8,482	$17,049	$—

With an allowance recorded
Commercial and industrial	$—	$—	$—	$—	$—	$—
Commercial real estate	2,832	2,832	665	—	—	—
Total	$2,832	$2,832	$665	$—	$—	$—

The following table presents information related to the average recorded investment and interest income recognized on the Company’s impaired loans, by class (in thousands):

	For the year ended
	December 31, 2016		December 31, 2015
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Commercial and industrial	2,099	—	2,913	—
Commercial real estate	4,039	14	5,606	4
Total	$6,138	$14	$8,519	$4

With an allowance recorded
Commercial and industrial	—	—	—	—
Commercial real estate	1,419	24	1,012	—
Total	$1,419	$24	$1,012	$—

If the Company's non-accrual and impaired loans had been current in accordance with their original terms, approximately $0.4 million, $0.8 million and $0.5 million of interest income would have been recognized during the years ended December 31, 2016, 2015 and 2014, respectively.  There were no commitments to provide additional funds on non-accrual, impaired or other potential problem loans at December 31, 2016.

Loan Modifications

The Company’s policy on loan modifications typically does not allow for modifications that would be considered a concession from the Company.  However, when there is a modification, the Company evaluates each modification to determine if the modification constitutes a troubled debt restructuring (“TDR”) in accordance with ASU 2011-2, whereby a modification of a loan would be considered a TDR when both of the following conditions are met: (1) a borrower is experiencing financial difficulty and (2) the modification constitutes a concession.  When determining whether the borrower is experiencing financial difficulties, the Company reviews whether the debtor is currently in payment default on any of its debt or whether it is probable that the debtor would be in payment default in the foreseeable future without the modification.  Other indicators of financial difficulty include whether the debtor has declared or is in the process of declaring bankruptcy, the debtor’s ability to continue as a going concern, or the debtor’s projected cash flow to service its debt (including principal and interest) in accordance with the contractual terms for the foreseeable future, without a modification.

Regulatory guidance requires loans to be accounted for as collateral-dependent loans when borrowers have filed Chapter 7 bankruptcy, the debt has been discharged by the bankruptcy court and the borrower has not reaffirmed the debt.  The filing of bankruptcy is deemed to be evidence that the borrower is in financial difficulty and the discharge of the debt by the bankruptcy court is deemed to be a concession granted to the borrower.

The following tables set forth the Company’s TDRs (in thousands):

	December 31, 2016			December 31, 2015
		Non-			Non-
	Accruing	Accruing	Total	Accruing	Accruing	Total
Commercial and industrial	$42	$—	$42	$58	$—	$58
Commercial real estate	5,525	—	5,525	1,746	—	1,746
Residential real estate	20,424	391	20,815	17,796	191	17,987
Home equity	3,105	30	3,135	2,659	34	2,693
Consumer	—	—	—	—	—	—
	$29,096	$421	$29,517	$22,259	$225	$22,484

	New TDRs			New TDRs
	For the year ended			For the year ended
	December 31, 2016			December 31, 2015
		Pre	Post		Pre	Post
		Modification	Modification		Modification	Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
Commercial and industrial	—	$—	$—	—	$—	$—
Commercial real estate	2	5,021	4,366	—	—	—
Residential real estate	37	3,812	3,812	38	2,969	2,969
Home equity	9	221	221	13	361	361
Consumer	—	—	—	—	—	—
	48	$9,054	$8,399	51	$3,330	$3,330